T. ROWE PRICE Retirement Blend 2010 Fund
February 28, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
BOND FUNDS 52.5%
T. Rowe Price Funds:
U.S. Limited Duration TIPS Index
Fund  7,379 8,932 2,018 1,533,280 14,214
QM U.S. Bond Index Fund  7,115 8,029 1,950 1,374,727 13,527
International Bond Fund (USD
Hedged)  2,778 2,927 742 579,960 5,005
Dynamic Global Bond Fund  1,698 1,768 473 390,563 2,925
Emerging Markets Bond Fund  1,451 1,572 379 282,121 2,818
High Yield Fund  1,278 1,255 328 370,664 2,213
U.S. Treasury Long-Term Index
Fund  1,334 1,154 483 287,187 2,128
Dynamic Credit Fund  643 733 188 134,901 1,186
Floating Rate Fund  432 461 112 84,538 765
Total Bond Funds (Cost $44,033) 44,781
EQUITY FUNDS 44.7%
T. Rowe Price Funds:
Equity Index 500 Fund  5,477 5,693 2,752 52,395 9,369
International Equity Index Fund  2,814 2,689 1,021 237,457 5,222
Value Fund  2,028 2,130 520 76,514 4,041
Hedged Equity Fund  2,141 2,113 580 286,255 3,810
Growth Stock Fund  1,876 2,432 607 34,064 3,527
Real Assets Fund  1,423 1,339 851 124,925 2,622
International Value Equity Fund  1,093 1,012 561 73,198 1,948
International Stock Fund  679 692 182 54,866 1,237
Emerging Markets Discovery Stock
Fund  566 569 241 56,841 1,186
Emerging Markets Stock Fund  502 487 159 21,839 1,104
Mid-Cap Index Fund  673 617 307 46,037 1,043
Small-Cap Index Fund  500 484 211 50,036 917
Mid-Cap Value Fund  315 296 126 15,486 552
Mid-Cap Growth Fund  369 322 171 5,280 534
New Horizons Fund (3) 211 365 82 8,961 512
Small-Cap Value Fund  307 285 156 8,534 475
Total Equity Funds (Cost $31,045) 38,099

T. ROWE PRICE Retirement Blend 2010 Fund

$ Value
5/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds  2.9%
T. Rowe Price U.S. Treasury
Money Fund, 3.76% (4) 1,956 2,687 2,129 2,514,065 2,514
Total Short-Term Investments (Cost $2,514) 2,514
Total Investments in Securities 100.1%
(Cost $77,592) $ 85,394
Other Assets Less Liabilities (0.1)% (43)
Net Assets 100.0% $ 85,351
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$128 and $128, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ (2) $ 49
Dynamic Global Bond Fund  (3) (68) 83
Emerging Markets Bond Fund  — 174 104
Emerging Markets Discovery Stock Fund  4 292 47
Emerging Markets Stock Fund  5 274 16
Equity Index 500 Fund  103 951 68
Floating Rate Fund  — (16) 33
Growth Stock Fund  319 (174) 3
Hedged Equity Fund  143 136 43
High Yield Fund  (1) 8 96
International Bond Fund (USD Hedged)  (1) 42 116
International Equity Index Fund  (6) 740 141
International Stock Fund  62 48 29
International Value Equity Fund  6 404 53
Mid-Cap Growth Fund  25 14 3
Mid-Cap Index Fund  48 60 9
Mid-Cap Value Fund  18 67 10
New Horizons Fund  37 18 —
QM U.S. Bond Index Fund  (9) 333 339
Real Assets Fund  14 711 80
Small-Cap Index Fund  7 144 10
Small-Cap Value Fund  41 39 6
U.S. Limited Duration TIPS Index Fund  (5) (79) 448
U.S. Treasury Long-Term Index Fund  (24) 123 54
Value Fund  105 403 48
U.S. Treasury Money Fund, 3.76% — — 70
Affiliates not held at period end — — —
Totals $ 887# $ 4,642 $ 1,958+

T. ROWE PRICE Retirement Blend 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $948 of the net realized gain (loss).
+ Investment income comprised $1,958 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2010
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2026 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1340-054Q3 02/26